UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Annual Report

September 30, 2018

Vericimetry Funds

TABLE OF CONTENTS
September 30, 2018

Letter to Shareholders	1
Manager’s Discussion and Analysis	2
Performance Summary	3
Schedule of Investments	4
Financial Statements	17
Financial Highlights	20
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	27
Expense Example	28
Other Information	29
Board Approval of Investment Management Agreement	30
Trustees and Officers	31

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

LETTER TO SHAREHOLDERS
September 30, 2018 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended September 30, 2018.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced index strategy for a well-defined asset class with a predetermined benchmark. The Fund's objective is to achieve long-term capital appreciation. It seeks to meet that objective by principally investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to- market, price-to-earnings, price to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson

Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

[1]

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry Funds

MANAGER’S DISCUSSION AND ANALYSIS
September 30, 2018 (Unaudited)

The following overview summarizes the results of the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the fiscal year ended on September 30, 2018. In general, the Fund seeks to deliver the long side of the size-value risk premiums in U.S. securities through a well diversified portfolio. The outcomes of this fiscal year demonstrate management’s commitment to the Fund’s mandated strategy and its stated investment philosophy. Please note that returns mentioned in the summary below, for both the Fund and for the indices, include both price appreciation/depreciation and reinvestment of dividends.

For the fiscal year ended on September 30, 2018, the Fund had positive returns, but it underperformed its benchmark – the Russell 2000® Value Index (the “Benchmark”). Overall, the Fund’s fiscal-year annualized return was a positive 8.62% versus the Benchmark’s positive return of 9.33%. For most of the year, the Fund was almost fully invested and had a well-diversified portfolio, with well over 1,000 equity holdings.

Examining the returns of different segments of the U.S. equity markets over this fiscal year provides additional information (shown below). The broad market had a sizable positive return, as illustrated by the Russell 3000® Index. Small cap stocks, represented by the Russell 2000® Indices, had lower returns than large cap stocks, represented by the Russell 1000® Indices. Given the Fund’s greater exposure to the smaller cap segment of the market, this size differential had a negative impact on the Fund’s returns.

Value stocks underperformed growth stocks within all sizes, as illustrated by the various Russell indices. Thus, the value differential, which the Fund seeks to deliver through a multifactor approach, had a negative impact on the Fund’s returns.

The Fund underperformed its Benchmark by 0.71%, which can be mainly attributed to sector weighting differentials. In particular, the Benchmark’s return was enhanced by its exposure to REIT and utility stocks, which contributed 0.45% and 0.44%, respectively. By design, the Fund does not invest in REIT and utility stocks. For the former, due to its special tax implications, and for the latter, due to the regulated nature of the industry, which we believe diminishes the risk and return profile.

Returns for the Fiscal Year Ended September 30, 2018

Russell 1000® Growth Index	26.30%
Russell 3000® Growth Index	25.89%
Russell 2000® Growth Index	21.06%
Russell 1000® Index	17.77%
RUSSELL 3000® Index	17.58%
Russell Microcap® Growth Index	15.38%
Russell 2000® Index	15.24%
Russell Microcap® Index	13.65%
Russell Microcap Value® Index	11.97%
Russell 3000 Value® Index	9.46%
Russell 1000 Value® Index	9.45%
Russell 2000 Value® Index	9.33%

Source: Russell Investment Group

Vericimetry Funds

PERFORMANCE SUMMARY (Unaudited)
September 30, 2018

Comparison of a Hypothetical $10,000 Investment
in the Vericimetry U.S. Small Cap Value Fund and the Russell 2000® Value Index*

Total Returns For the periods ended September 30, 2018
	One Year	Five Year	Average Annual Since Inception **
Vericimetry U.S. Small Cap Value Fund	8.62%	8.86%	13.44%
Russell 2000® Value Index*	9.33%	9.91%	13.11%

*

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

**	Commencement of operations for the Vericimetry U.S. Small Cap Value Fund was December 27, 2011.

The Fund's net expense ratio of 0.61% and gross expense ratio of 0.67% are reflective of the information disclosed in the Fund's prospectus dated January 26, 2018 and may differ from the expense ratios disclosed in this report. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through January 31, 2020 in order to keep the Fund's net annual operating expenses (excluding certain non-operating expenses) from exceeding 0.60% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-855-755-7550. Please read prospectus carefully before investing.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s results as shown are net of fees.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS
As of September 30, 2018

	Number of Shares	Value
COMMON STOCKS – 95.5%
BASIC MATERIALS – 3.7%
Allegheny Technologies, Inc.*1	12,600	$372,330
American Vanguard Corp.	13,300	239,400
Carpenter Technology Corp.	19,700	1,161,315
Century Aluminum Co.*	28,400	339,948
Clearwater Paper Corp.*1	5,100	151,470
Commercial Metals Co.	42,000	861,840
Covia Holdings Corp.*1	1,500	13,455
Domtar Corp.	1,500	78,255
Friedman Industries, Inc.	5,500	51,810
Hawkins, Inc.	2,700	111,915
Hecla Mining Co.	102,838	286,918
Innophos Holdings, Inc.	2,100	93,240
Innospec, Inc.	1,950	149,663
Kaiser Aluminum Corp.	4,913	535,812
KMG Chemicals, Inc.	4,331	327,250
Koppers Holdings, Inc.*	2,100	65,415
Kraton Corp.*1	15,500	730,825
Kronos Worldwide, Inc.	7,700	125,125
Landec Corp.*	9,200	132,480
Materion Corp.	11,200	677,600
Mercer International, Inc.	23,900	401,520
Minerals Technologies, Inc.	2,500	169,000
Oil-Dri Corp. of America	1,400	53,984
Olin Corp.	6,570	168,718
PH Glatfelter Co.[1]	21,767	415,967
Platform Specialty Products Corp.*	26,900	335,443
PolyOne Corp.	4,100	179,252
Rayonier Advanced Materials, Inc.[1]	15,950	293,959
Resolute Forest Products, Inc.*	18,400	238,280
Rogers Corp.*1	1,600	235,712
Schnitzer Steel Industries, Inc. - Class A	8,200	221,810
Schweitzer-Mauduit International, Inc.	2,700	103,437
Shiloh Industries, Inc.*	8,800	96,800
Stepan Co.	7,350	639,523
Tronox Ltd. - Class A	18,300	218,685
United States Steel Corp.[1]	10,100	307,848
Univar, Inc.*	2,400	73,584
Universal Stainless & Alloy Products, Inc.*	3,300	84,183
Verso Corp. - Class A*	11,900	400,673
		11,144,444
COMMUNICATIONS - 3.4%
1-800-Flowers.com, Inc. - Class A*	3,813	44,993
Acxiom Holdings, Inc.*	3,700	182,817
ATN International, Inc.[1]	5,329	393,707
Boingo Wireless, Inc.*	4,200	146,580
Comtech Telecommunications Corp.	13,100	475,137
Consolidated Communications Holdings, Inc.[1]	9,900	129,096
DHI Group, Inc.*	20,400	42,840
Entravision Communications Corp. - Class A	13,100	64,190
ePlus, Inc.*	8,280	767,556
EW Scripps Co. - Class A1	24,416	402,864
Finisar Corp.*	8,100	154,305
Gannett Co., Inc.	44,200	442,442
Gray Television, Inc.*1	39,800	696,500
Harmonic, Inc.*1	21,000	115,500
Hemisphere Media Group, Inc.*	3,500	48,825
Iridium Communications, Inc.*1	52,400	1,179,000
KVH Industries, Inc.*	4,700	61,570
Liquidity Services, Inc.*	8,500	53,975
Meet Group, Inc.*	25,200	124,740
Meredith Corp.[1]	2,900	148,045
NeoPhotonics Corp.*1	7,300	60,590
NETGEAR, Inc.*1	12,800	804,480
New Media Investment Group, Inc.	15,500	243,195
New York Times Co. - Class A1	8,600	199,090
Nexstar Media Group, Inc. - Class A1	3,100	252,340
Oclaro, Inc.*	6,900	61,686
Perficient, Inc.*	4,900	130,585
Preformed Line Products Co.	700	49,196
Proofpoint, Inc.*	800	85,064
QuinStreet, Inc.*	12,400	168,268
Quotient Technology, Inc.*	3,400	52,700
Ribbon Communications, Inc.*	8,700	59,421
RigNet, Inc.*	2,000	40,700
Rubicon Project, Inc.*	50,667	182,401
Saga Communications, Inc. - Class A	2,700	97,605
Scholastic Corp.	12,530	585,026
Sinclair Broadcast Group, Inc. - Class A	2,400	68,040
Spok Holdings, Inc.	15,100	232,540
TEGNA, Inc.	14,700	175,812
Telephone & Data Systems, Inc.	16,900	514,267
Townsquare Media, Inc. - Class A	25,000	195,750
Tribune Media Co. - Class A	3,900	149,877
Vonage Holdings Corp.*1	16,900	239,304
WideOpenWest, Inc.*1	8,300	93,043
		10,415,662
CONSUMER, CYCLICAL – 16.3%
Abercrombie & Fitch Co. - Class A1	28,600	604,032
AMC Entertainment Holdings, Inc. - Class A1	5,900	120,950
America's Car-Mart, Inc.*	3,700	289,340

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2018

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
American Axle & Manufacturing Holdings, Inc.*1	31,800	$554,592
American Eagle Outfitters, Inc.	14,700	365,001
Anixter International, Inc.*	4,300	302,290
Ascena Retail Group, Inc.*1	114,000	520,980
AV Homes, Inc.*1	5,920	118,400
Barnes & Noble, Inc.[1]	15,900	92,220
Bassett Furniture Industries, Inc.[1]	4,050	86,063
Beacon Roofing Supply, Inc.*	1,610	58,266
Beazer Homes USA, Inc.*1	2,900	30,450
Bed Bath & Beyond, Inc.[1]	31,300	469,500
Belmond Ltd. - Class A*	28,150	513,737
Big 5 Sporting Goods Corp.[1]	7,100	36,210
Biglari Holdings, Inc. - Class A*	10	9,220
BJ's Restaurants, Inc.[1]	3,900	281,580
Bojangles', Inc.*	4,300	67,510
Boot Barn Holdings, Inc.*	15,000	426,150
Boyd Gaming Corp.[1]	4,500	152,325
Brinker International, Inc.[1]	1,400	65,422
Buckle, Inc.[1]	7,200	165,960
Burlington Stores, Inc.*1	2,300	374,716
Caleres, Inc.[1]	17,800	638,308
Callaway Golf Co.	20,350	494,301
Cannae Holdings, Inc.*	17,400	364,530
Carrols Restaurant Group, Inc.*	15,400	224,840
Cato Corp. - Class A1	14,400	302,688
Cavco Industries, Inc.*	1,000	253,000
Century Communities, Inc.*	7,972	209,265
Cheesecake Factory, Inc.[1]	1,800	96,372
Chico's FAS, Inc.[1]	26,800	232,356
Children's Place, Inc.	540	69,012
Choice Hotels International, Inc.	4,000	333,200
Churchill Downs, Inc.	560	155,512
Citi Trends, Inc.	5,200	149,604
Clarus Corp.	4,800	53,040
Columbia Sportswear Co.	10,816	1,006,645
Conn's, Inc.*1	7,600	268,660
Container Store Group, Inc.*1	11,600	128,760
Cooper Tire & Rubber Co.[1]	4,500	127,350
Cooper-Standard Holdings, Inc.*	5,050	605,899
Core-Mark Holding Co., Inc.	12,100	410,916
Crocs, Inc.*	1,800	38,322
Dave & Buster's Entertainment, Inc.[1]	4,300	284,746
Deckers Outdoor Corp.*	11,600	1,375,528
Del Taco Restaurants, Inc.*	19,600	231,476
Delta Apparel, Inc.*	3,600	64,044
Dick's Sporting Goods, Inc.[1]	8,700	308,676
Dillard's, Inc. - Class A1	7,900	603,086
Dine Brands Global, Inc.[1]	2,800	227,668
Douglas Dynamics, Inc.	1,500	65,850
DSW, Inc. - Class A1	42,000	1,422,960
El Pollo Loco Holdings, Inc.*	8,900	111,695
Eldorado Resorts, Inc.*1	7,472	363,139
Essendant, Inc.	11,700	149,994
Express, Inc.*	46,400	513,184
EZCORP, Inc. - Class A*1	34,200	365,940
Fiesta Restaurant Group, Inc.*	15,300	409,275
FirstCash, Inc.[1]	11,208	919,056
Flexsteel Industries, Inc.	2,172	64,595
Fossil Group, Inc.*1	10,500	244,440
Fox Factory Holding Corp.*1	7,300	511,365
G-III Apparel Group Ltd.*	20,200	973,438
GameStop Corp. - Class A1	15,400	235,158
Genesco, Inc.*1	7,900	372,090
GNC Holdings, Inc. - Class A*	27,900	115,506
Green Brick Partners, Inc.*	4,798	48,460
Group 1 Automotive, Inc.	12,000	778,800
Guess?, Inc.	44,550	1,006,830
H&E Equipment Services, Inc.	1,600	60,448
Habit Restaurants, Inc. - Class A*	13,700	218,515
Hamilton Beach Brands Holding Co. - Class B	2,891	63,429
Haverty Furniture Cos., Inc.	9,000	198,900
Herman Miller, Inc.	1,700	65,280
Hibbett Sports, Inc.*1	5,000	94,000
Hooker Furniture Corp.	2,560	86,528
Houston Wire & Cable Co.*	9,800	75,460
Interface, Inc.	2,900	67,715
International Speedway Corp. - Class A1	5,600	245,280
iRobot Corp.*	3,600	395,712
Jack in the Box, Inc.	470	39,400
Johnson Outdoors, Inc. - Class A	4,300	399,857
KB Home	10,500	251,055
Kewaunee Scientific Corp.	1,300	40,950
Kimball International, Inc. - Class B	9,000	150,750
La-Z-Boy, Inc.	6,030	190,548
Lakeland Industries, Inc.*	2,900	38,570
LGI Homes, Inc.*1	3,000	142,320
Liberty TripAdvisor Holdings, Inc. - Class A*	26,800	397,980
Lifetime Brands, Inc.	2,247	24,492
M/I Homes, Inc.*	10,000	239,300
Malibu Boats, Inc. - Class A*	2,200	120,384
Marcus Corp.	11,980	503,759

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2018

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Marine Products Corp.	11,901	$272,414
MarineMax, Inc.*	9,600	204,000
Marriott Vacations Worldwide Corp.	8,505	950,434
MDC Holdings, Inc.[1]	28,426	840,841
Meritage Homes Corp.*	13,600	542,640
Meritor, Inc.*	4,600	89,056
Methode Electronics, Inc.	1,330	48,146
Miller Industries, Inc.	5,025	135,173
Mobile Mini, Inc.	14,600	640,210
Modine Manufacturing Co.*	22,204	330,840
Monarch Casino & Resort, Inc.*1	6,100	277,245
Motorcar Parts of America, Inc.*	5,200	121,940
Movado Group, Inc.[1]	10,150	425,285
National CineMedia, Inc.	8,500	90,015
Navistar International Corp.*1	7,700	296,450
Nexeo Solutions, Inc.*	5,000	61,250
Office Depot, Inc.	194,200	623,382
Oxford Industries, Inc.	2,000	180,400
Party City Holdco, Inc.*1	4,400	59,620
PC Connection, Inc.	13,242	514,981
PCM, Inc.*1	9,300	181,815
Penn National Gaming, Inc.*1	9,687	318,896
Perry Ellis International, Inc.*	13,900	379,887
RCI Hospitality Holdings, Inc.	4,700	139,167
Reading International, Inc. - Class A*	11,989	189,426
Red Lion Hotels Corp.*	12,700	158,750
Red Robin Gourmet Burgers, Inc.*	3,100	124,465
Red Rock Resorts, Inc. - Class A	2,000	53,300
Regis Corp.*	25,246	515,776
RH*1	800	104,808
Rocky Brands, Inc.[1]	6,300	178,290
Rush Enterprises, Inc. - Class A	12,437	488,898
Rush Enterprises, Inc. - Class B	4,880	194,663
ScanSource, Inc.*	9,300	371,070
SeaWorld Entertainment, Inc.*	9,600	301,728
Shoe Carnival, Inc.	8,600	331,100
Signet Jewelers Ltd.	11,150	735,119
SkyWest, Inc.	32,280	1,901,292
Sonic Automotive, Inc. - Class A	10,900	210,915
Sonic Corp.	6,000	260,040
Spartan Motors, Inc.	10,027	147,898
Speedway Motorsports, Inc.	13,819	246,669
St. Joe Co.*	4,500	75,600
Standard Motor Products, Inc.	1,700	83,674
Steven Madden Ltd.[1]	6,900	365,010
Strattec Security Corp.[1]	1,392	49,625
Superior Group of Cos., Inc.	1,954	37,165
Superior Industries International, Inc.	15,900	271,095
Systemax, Inc.[1]	3,000	98,820
Taylor Morrison Home Corp. - Class A*	15,400	277,816
Tile Shop Holdings, Inc.	18,300	130,845
Tilly's, Inc. - Class A	16,390	310,591
Titan International, Inc.	11,350	84,217
Titan Machinery, Inc.*	3,500	54,198
Tower International, Inc.	6,200	187,550
TRI Pointe Group, Inc.*1	29,800	369,520
Triton International Ltd./Bermuda	13,500	449,145
Tuesday Morning Corp.*1	11,200	35,840
Unifi, Inc.*	5,497	155,730
UniFirst Corp.	4,500	781,425
Universal Electronics, Inc.*1	1,400	55,090
Urban Outfitters, Inc.*	10,700	437,630
Vera Bradley, Inc.*1	15,200	231,952
Veritiv Corp.*1	5,700	207,480
Vince Holding Corp.*1	2,700	39,825
Vista Outdoor, Inc.*1	17,900	320,231
Vitamin Shoppe, Inc.*1	11,100	111,000
Wabash National Corp.	16,900	308,087
Wendy's Co.	7,400	126,836
WESCO International, Inc.*	7,050	433,223
William Lyon Homes - Class A*	9,500	150,955
Wolverine World Wide, Inc.[1]	10,700	417,835
World Fuel Services Corp.	14,300	395,824
Zumiez, Inc.*	15,200	400,520
		49,437,773
CONSUMER, NON-CYCLICAL – 14.1%
Aaron's, Inc.[1]	14,100	767,886
ABM Industries, Inc.	4,350	140,287
Acadia Healthcare Co., Inc.*	7,900	278,080
ACCO Brands Corp.	59,200	668,960
Acorda Therapeutics, Inc.*	3,900	76,635
Addus HomeCare Corp.*	1,300	91,195
Adtalem Global Education, Inc.*1	16,000	771,200
Akcea Therapeutics, Inc.*1	2,000	70,040
Alico, Inc.	1,900	64,220
AMAG Pharmaceuticals, Inc.*1	10,800	216,000
American Public Education, Inc.*	10,300	340,415
American Renal Associates Holdings, Inc.*	6,000	129,900
Amneal Pharmaceuticals, Inc.*1	11,800	261,842
Andersons, Inc.	8,700	327,555
AngioDynamics, Inc.*	15,400	334,796
Anika Therapeutics, Inc.*	2,800	118,104
ARC Document Solutions, Inc.*	23,200	65,888
ASGN, Inc.*	1,000	78,930

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2018

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Assertio Therapeutics, Inc.*	7,500	$44,100
Avanos Medical, Inc.*	3,900	267,150
AVEO Pharmaceuticals, Inc.*1	16,100	53,291
B&G Foods, Inc.[1]	10,700	293,715
Barrett Business Services, Inc.	600	40,068
BioCryst Pharmaceuticals, Inc.*	8,800	67,144
BioTelemetry, Inc.*1	1,700	109,565
Bridgepoint Education, Inc.*	4,500	45,720
Brookdale Senior Living, Inc.*	40,100	394,183
CAI International, Inc.*	10,100	230,987
Calithera Biosciences, Inc.*	12,100	63,525
Cambium Learning Group, Inc.*	10,300	121,952
Cambrex Corp.*	2,300	157,320
Cardtronics PLC - Class A*	2,700	85,428
Career Education Corp.*	16,206	241,956
CBIZ, Inc.*	14,300	338,910
Central Garden & Pet Co. - Class A*1	13,970	462,966
Cerus Corp.*	9,300	67,053
Chegg, Inc.*	10,300	292,829
Chemed Corp.	1,100	351,538
Civeo Corp.*	11,600	48,140
Coca-Cola Bottling Co. Consolidated[1]	900	164,052
Community Health Systems, Inc.*1	29,100	100,686
CONMED Corp.[1]	11,400	903,108
CorVel Corp.*	1,700	102,425
CRA International, Inc.	4,600	231,012
CryoLife, Inc.*	7,100	249,920
Darling Ingredients, Inc.*1	53,600	1,035,552
Dean Foods Co.	27,700	196,670
Diplomat Pharmacy, Inc.*	3,100	60,171
Eagle Pharmaceuticals, Inc.*1	1,900	131,727
Edgewell Personal Care Co.*	1,400	64,722
Emergent BioSolutions, Inc.*1	3,600	236,988
Enanta Pharmaceuticals, Inc.*1	3,650	311,929
Endo International PLC*	75,100	1,263,933
Ennis, Inc.	9,900	202,455
Ensign Group, Inc.	5,340	202,493
Envision Healthcare Corp.*	5,900	269,807
Franklin Covey Co.*	1,200	28,380
Fresh Del Monte Produce, Inc.	19,900	674,411
FTI Consulting, Inc.*1	18,600	1,361,334
Grand Canyon Education, Inc.*1	3,600	406,080
Great Lakes Dredge & Dock Corp.*	33,300	206,460
Green Dot Corp. - Class A*1	13,700	1,216,834
Haemonetics Corp.*	1,300	148,954
HealthEquity, Inc.*	3,300	311,553
Heidrick & Struggles International, Inc.	11,600	392,660
Helen of Troy Ltd.*	1,600	209,440
Hertz Global Holdings, Inc.*	20,400	333,132
HMS Holdings Corp.*	3,200	104,992
Horizon Pharma Plc*	9,500	186,010
Huron Consulting Group, Inc.*	2,200	108,680
ICF International, Inc.	8,798	663,809
ICU Medical, Inc.*1	1,600	452,400
Immunomedics, Inc.*1	3,300	68,739
InfuSystem Holdings, Inc.*	9,700	31,525
Ingles Markets, Inc. - Class A	3,450	118,163
Innoviva, Inc.*	3,800	57,912
Inogen, Inc.*	1,900	463,828
Insperity, Inc.[1]	5,900	695,905
Integer Holdings Corp.*	11,560	958,902
Inter Parfums, Inc.	2,800	180,460
Invacare Corp.[1]	9,400	136,770
Invitae Corp.*	15,000	250,950
John B Sanfilippo & Son, Inc.	3,368	240,408
K12, Inc.*	13,750	243,375
Karyopharm Therapeutics, Inc.*1	3,600	61,308
Kelly Services, Inc. - Class A	17,400	418,122
Korn/Ferry International	9,020	444,145
Lantheus Holdings, Inc.*	8,200	122,590
LHC Group, Inc.*	9,468	975,109
LifePoint Health, Inc.*	6,800	437,920
Ligand Pharmaceuticals, Inc.*1	900	247,041
Luminex Corp.	3,000	90,930
Magellan Health, Inc.*	9,900	713,295
Mallinckrodt PLC*	36,300	1,063,953
Matthews International Corp. - Class A	1,230	61,685
MediciNova, Inc.*1	5,200	64,948
Medifast, Inc.	1,400	310,170
Merit Medical Systems, Inc.*1	4,800	294,960
MGP Ingredients, Inc.[1]	3,846	303,757
MiMedx Group, Inc.*1	26,900	166,242
Minerva Neurosciences, Inc.*	4,900	61,495
Misonix, Inc.*	4,600	85,100
Molina Healthcare, Inc.*	1,500	223,050
Momenta Pharmaceuticals, Inc.*1	5,600	147,280
Myriad Genetics, Inc.*	25,400	1,168,400
NanoString Technologies, Inc.*	11,600	206,828
National HealthCare Corp.	2,800	211,036
Natural Alternatives International, Inc.*	5,100	49,980
Natural Grocers by Vitamin Cottage, Inc.*	7,700	130,053
Natural Health Trends Corp.	3,000	69,840
Navigant Consulting, Inc.	25,800	594,948
NewLink Genetics Corp.*	18,500	44,215

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2018

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Novavax, Inc.*1	73,700	$138,556
Nutrisystem, Inc.[1]	2,500	92,625
OPKO Health, Inc.*1	41,800	144,628
Owens & Minor, Inc.	11,200	185,024
PDL BioPharma, Inc.*1	18,900	49,707
Phibro Animal Health Corp. - Class A	1,600	68,640
Providence Service Corp.*	1,500	100,920
Quad/Graphics, Inc.	5,925	123,477
R1 RCM, Inc.*1	10,500	106,680
Ra Pharmaceuticals, Inc.*	12,300	222,507
RadNet, Inc.*1	13,169	198,193
Rent-A-Center, Inc.*	15,000	215,700
Resources Connection, Inc.	6,200	102,920
Rocket Pharmaceuticals, Inc.*1	12,975	319,444
RTI Surgical, Inc.*	9,500	42,750
Sabre Corp.	4,000	104,320
Sanderson Farms, Inc.[1]	3,150	325,615
Sarepta Therapeutics, Inc.*1	4,200	678,342
SEACOR Marine Holdings, Inc.*	5,400	122,202
SeaSpine Holdings Corp.*	5,200	80,912
Select Medical Holdings Corp.*	44,349	816,022
Seneca Foods Corp. - Class A*	3,800	128,060
Sientra, Inc.*1	3,600	85,968
Smart & Final Stores, Inc.*	6,600	37,620
SP Plus Corp.*1	2,400	87,600
SpartanNash Co.	20,600	413,236
Spectrum Pharmaceuticals, Inc.*	14,300	240,240
Strategic Education, Inc.	1,650	226,099
SUPERVALU, Inc.*1	9,300	299,646
Surgery Partners, Inc.*1	3,900	64,350
Tandem Diabetes Care, Inc.*	9,450	404,838
Team, Inc.*1	10,300	231,750
Textainer Group Holdings Ltd.*	4,700	60,160
Tivity Health, Inc.*1	5,300	170,395
Travelport Worldwide Ltd.	4,300	72,541
TreeHouse Foods, Inc.*	7,600	363,660
TriNet Group, Inc.*	6,100	343,552
Triple-S Management Corp. - Class B*	3,400	64,226
TrueBlue, Inc.*	11,700	304,785
United Natural Foods, Inc.*	13,000	389,350
Viad Corp.	7,500	444,375
Village Super Market, Inc. - Class A	2,100	57,120
Weight Watchers International, Inc.*	900	64,791
Weis Markets, Inc.	7,852	340,777
WellCare Health Plans, Inc.*	600	192,294
		42,654,206
ENERGY – 9.6%
Adams Resources & Energy, Inc.	1,175	49,891
Archrock, Inc.	46,700	569,740
Basic Energy Services, Inc.*	6,400	63,936
Bonanza Creek Energy, Inc.*	4,600	136,988
Callon Petroleum Co.*	47,650	571,323
Carrizo Oil & Gas, Inc.*1	18,250	459,900
Clean Energy Fuels Corp.*	32,700	85,020
CNX Resources Corp.*	15,300	218,943
Concho Resources, Inc.*	2,256	344,604
CONSOL Energy, Inc.*	825	33,668
CVR Energy, Inc.[1]	11,500	462,530
Dawson Geophysical Co.*	7,200	44,568
Delek U.S. Holdings, Inc.[1]	29,138	1,236,325
Denbury Resources, Inc.*	80,100	496,620
Diamond Offshore Drilling, Inc.*1	6,300	126,000
DMC Global, Inc.	7,700	314,160
Dril-Quip, Inc.*	13,200	689,700
Ensco PLC - Class A1	113,779	960,295
EP Energy Corp. - Class A*1	20,000	46,800
Era Group, Inc.*	9,900	122,265
Exterran Corp.*	8,100	214,893
Extraction Oil & Gas, Inc.*	5,400	60,966
FutureFuel Corp.	8,000	148,320
Gran Tierra Energy, Inc.*	48,900	186,798
Green Plains, Inc.	18,800	323,360
Gulf Island Fabrication, Inc.	10,200	101,490
Gulfport Energy Corp.*1	41,600	433,056
Hallador Energy Co.	5,100	31,722
Helix Energy Solutions Group, Inc.*1	69,500	686,660
HighPoint Resources Corp.*	28,400	138,592
Independence Contract Drilling, Inc.*	13,300	65,702
KLX Energy Services Holdings, Inc.*	4,280	137,003
Matador Resources Co.*1	7,200	237,960
Matrix Service Co.*	16,200	399,330
McDermott International, Inc.*	34,813	641,610
MRC Global, Inc.*	10,500	197,085
Nabors Industries Ltd.	79,400	489,104
NACCO Industries, Inc. - Class A	1,591	52,105
Natural Gas Services Group, Inc.*	6,741	142,235
Newpark Resources, Inc.*1	23,500	243,225
Noble Corp. plc*	63,800	448,514
Northern Oil and Gas, Inc.*	38,100	152,400
NOW, Inc.*1	5,900	97,645
Oasis Petroleum, Inc.*	104,900	1,487,482
Oceaneering International, Inc.	41,000	1,131,600
Oil States International, Inc.*1	25,100	833,320
Patterson-UTI Energy, Inc.	20,300	347,333

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2018

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
PBF Energy, Inc. - Class A	39,500	$1,971,445
PDC Energy, Inc.*	18,800	920,448
Penn Virginia Corp.*	2,700	217,458
Pioneer Energy Services Corp.*	22,500	66,375
QEP Resources, Inc.*	65,900	745,988
Range Resources Corp.	9,600	163,104
Renewable Energy Group, Inc.*	20,800	599,040
REX American Resources Corp.*	4,118	311,115
Rowan Cos. Plc - Class A*	66,300	1,248,429
SEACOR Holdings, Inc.*	10,954	541,237
SemGroup Corp. - Class A1	11,000	242,550
SM Energy Co.	25,300	797,709
Southwestern Energy Co.*1	65,200	333,172
SRC Energy, Inc.*1	36,700	326,263
SunCoke Energy, Inc.*	30,400	353,248
Superior Energy Services, Inc.*	32,100	312,654
Talos Energy, Inc.*	3,200	105,024
TETRA Technologies, Inc.*	37,800	170,478
Transocean Ltd.*1	47,600	664,020
Unit Corp.*	31,400	818,284
VAALCO Energy, Inc.*	35,700	97,461
Vertex Energy, Inc.*	25,600	43,776
W&T Offshore, Inc.*	16,600	160,024
Whiting Petroleum Corp.*	20,400	1,082,016
WildHorse Resource Development Corp.*	2,000	47,280
WPX Energy, Inc.*	15,550	312,866
		29,114,250
FINANCIAL – 25.4%
1st Source Corp.	10,812	568,927
Access National Corp.	3,702	100,361
ACNB Corp.	2,100	78,120
Air Lease Corp.	12,700	582,676
Aircastle Ltd.	19,560	428,560
Alexander & Baldwin, Inc.[1]	7,639	173,329
Allegiance Bancshares, Inc.*	800	33,360
Ambac Financial Group, Inc.*	17,300	353,266
American Equity Investment Life Holding Co.	46,290	1,636,814
American National Bankshares, Inc.	1,366	53,274
American National Insurance Co.[1]	1,900	245,651
American River Bankshares	1,300	19,916
Ameris Bancorp	4,610	210,677
AMERISAFE, Inc.	6,888	426,712
AmeriServ Financial, Inc.	6,700	28,810
AmTrust Financial Services, Inc.	9,900	143,748
Argo Group International Holdings Ltd.	10,913	688,065
Arrow Financial Corp.	2,199	81,365
Artisan Partners Asset Management, Inc. - Class A1	4,200	136,080
Aspen Insurance Holdings Ltd.	5,060	211,508
Associated Banc-Corp[1]	14,253	370,578
Axis Capital Holdings Ltd.	1,600	92,336
Axos Financial, Inc.*1	6,500	223,535
B. Riley Financial, Inc.	4,300	97,395
BancFirst Corp.	2,384	142,921
Bancorp, Inc.*	4,900	46,991
BancorpSouth Bank[1]	13,100	428,370
Bank of Commerce Holdings	9,300	113,460
Bank of Marin Bancorp	1,055	88,515
BankFinancial Corp.	9,450	150,633
Banner Corp.	4,410	274,170
Bar Harbor Bankshares	3,554	102,071
Beneficial Bancorp, Inc.	8,600	145,340
Berkshire Hills Bancorp, Inc.[1]	9,036	367,765
Blucora, Inc.*1	25,500	1,026,375
Blue Hills Bancorp, Inc.	3,500	84,350
Boston Private Financial Holdings, Inc.[1]	3,600	49,140
Bridge Bancorp, Inc.	2,300	76,360
Brookline Bancorp, Inc.	25,600	427,520
Bryn Mawr Bank Corp.[1]	477	22,371
C&F Financial Corp.	1,100	64,625
Camden National Corp.	4,271	185,532
Capital City Bank Group, Inc.	2,045	47,730
Capitol Federal Financial, Inc.	29,900	380,926
Carolina Financial Corp.	2,500	94,300
Cass Information Systems, Inc.	1,540	100,285
Cathay General Bancorp[1]	18,000	745,920
CenterState Bank Corp.	6,173	173,153
Central Pacific Financial Corp.	3,000	79,290
Central Valley Community Bancorp	3,760	81,254
Century Bancorp, Inc. - Class A	815	58,884
Chemical Financial Corp.[1]	11,490	613,566
Citizens & Northern Corp.	700	18,305
City Holding Co.	3,499	268,723
Civista Bancshares, Inc.[1]	7,596	182,988
CNB Financial Corp.	4,430	127,850
CNO Financial Group, Inc.[1]	48,680	1,032,990
CoBiz Financial, Inc.	6,400	141,696
Codorus Valley Bancorp, Inc.	1,173	36,645
Colony Bankcorp, Inc.	2,100	37,380
Columbia Banking System, Inc.	11,600	449,732
Community Bank System, Inc.	4,872	297,533
Community Bankers Trust Corp.*	3,286	28,917
Community Financial Corp.	900	30,087

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2018

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Community Trust Bancorp, Inc.	1,580	$73,233
ConnectOne Bancorp, Inc.	6,100	144,875
CorePoint Lodging, Inc.	7,150	139,067
Cowen, Inc.*	4,550	74,165
Crawford & Co. - Class B	8,300	76,443
Customers Bancorp, Inc.*1	6,350	149,415
CVB Financial Corp.[1]	16,200	361,584
Dime Community Bancshares, Inc.	4,900	87,465
Donegal Group, Inc. - Class A	5,031	71,491
Eagle Bancorp, Inc.*	1,037	52,472
eHealth, Inc.*	5,400	152,604
EMC Insurance Group, Inc.	7,749	191,555
Employers Holdings, Inc.	18,200	824,460
Encore Capital Group, Inc.*1	4,400	157,740
Enova International, Inc.*	22,100	636,480
Enstar Group Ltd.*1	2,100	437,850
Entegra Financial Corp.*	2,300	61,065
Enterprise Bancorp, Inc.	3,000	103,170
Enterprise Financial Services Corp.	4,500	238,725
ESSA Bancorp, Inc.	11,128	180,941
Evans Bancorp, Inc.	2,900	136,155
Evercore, Inc. - Class A	1,000	100,550
Farmers National Banc Corp.	5,600	85,680
FBL Financial Group, Inc. - Class A	13,600	1,023,400
Federal Agricultural Mortgage Corp. - Class C1	5,808	419,221
FedNat Holding Co.	4,400	112,112
Fidelity Southern Corp.	5,207	129,029
Financial Institutions, Inc.	8,730	274,122
First American Financial Corp.	5,060	261,045
First Bancorp, Inc.	3,070	88,938
First BanCorp/Puerto Rico*	91,200	829,920
First Bancorp/Southern Pines NC	5,900	239,009
First Bancshares, Inc.	1,086	42,408
First Bank/Hamilton NJ	1,300	17,095
First Busey Corp.	12,729	395,235
First Business Financial Services, Inc.	3,812	88,362
First Citizens BancShares, Inc. - Class A1	400	180,912
First Commonwealth Financial Corp.	33,960	548,114
First Community Bancshares, Inc.[1]	5,200	176,176
First Defiance Financial Corp.	12,800	385,408
First Financial Bancorp	21,513	638,936
First Financial Bankshares, Inc.[1]	5,900	348,690
First Financial Corp.	3,081	154,666
First Financial Northwest, Inc.	5,400	89,478
First Interstate BancSystem, Inc. - Class A	7,926	355,085
First Merchants Corp.	11,005	495,115
First Mid-Illinois Bancshares, Inc.	1,732	69,852
First Midwest Bancorp, Inc.	28,600	760,474
First United Corp.	2,500	47,000
Flagstar Bancorp, Inc.*	7,400	232,878
Flushing Financial Corp.	8,900	217,160
FNB Corp.[1]	18,452	234,709
Franklin Financial Network, Inc.*1	1,300	50,830
FRP Holdings, Inc.*	1,200	74,520
Fulton Financial Corp.[1]	52,700	877,455
GAIN Capital Holdings, Inc.[1]	8,900	57,850
Genworth Financial, Inc. - Class A*	34,500	143,865
German American Bancorp, Inc.	6,387	225,333
Glacier Bancorp, Inc.[1]	13,400	577,406
Global Indemnity Ltd.	2,000	75,400
Great Southern Bancorp, Inc.[1]	2,715	150,275
Great Western Bancorp, Inc.[1]	4,960	209,262
Green Bancorp, Inc.	5,400	119,340
Greenhill & Co., Inc.[1]	13,500	355,725
Guaranty Bancorp	3,000	89,100
Guaranty Federal Bancshares, Inc.	965	23,160
Hallmark Financial Services, Inc.*	9,599	105,589
Hancock Whitney Corp.	21,500	1,022,325
Hanover Insurance Group, Inc.	6,900	851,253
HCI Group, Inc.	800	35,000
Health Insurance Innovations, Inc. - Class A*1	4,100	252,765
Heartland Financial USA, Inc.[1]	3,500	203,175
Heritage Commerce Corp.	4,740	70,721
Heritage Financial Corp.	6,170	216,875
Heritage Insurance Holdings, Inc.[1]	3,400	50,388
Hilltop Holdings, Inc.	17,547	353,923
HMN Financial, Inc.*	1,020	20,910
Home Bancorp, Inc.	3,920	170,442
HomeStreet, Inc.*	9,400	249,100
Hope Bancorp, Inc.	23,717	383,504
Horace Mann Educators Corp.	18,000	808,200
Horizon Bancorp, Inc.	6,841	135,110
IBERIABANK Corp.	10,671	868,086
Independence Holding Co.	5,350	192,065
Independent Bank Corp.	4,889	115,625
Independent Bank Corp./Rockland MA	6,500	536,900
Independent Bank Group, Inc.[1]	3,300	218,790
International Bancshares Corp.	17,700	796,500
INTL. FCStone, Inc.*	4,745	229,278
Investment Technology Group, Inc.	3,575	77,435
Investors Title Co.	800	134,320
Janus Henderson Group PLC	3,478	93,767

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2018

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Kearny Financial Corp.	22,422	$310,545
Kemper Corp.	26,111	2,100,630
Kingstone Cos., Inc.	2,600	49,400
Lakeland Bancorp, Inc.	13,435	242,502
Lakeland Financial Corp.	4,750	220,780
LendingClub Corp.*1	25,800	100,104
LPL Financial Holdings, Inc.	5,400	348,354
Macatawa Bank Corp.	4,200	49,182
Mackinac Financial Corp.	3,700	59,940
Marlin Business Services Corp.	4,400	126,940
MB Financial, Inc.	12,543	578,358
MBT Financial Corp.	7,000	79,100
McGrath RentCorp	8,035	437,666
Mercantile Bank Corp.	4,830	161,177
Mercury General Corp.	5,500	275,880
Meridian Bancorp, Inc.	6,700	113,900
Meta Financial Group, Inc.	2,800	231,420
MGIC Investment Corp.*	43,000	572,330
MidSouth Bancorp, Inc.	3,200	49,280
MidWestOne Financial Group, Inc.	2,100	69,951
MutualFirst Financial, Inc.	2,626	96,768
National Bankshares, Inc.	700	31,815
National Commerce Corp.*	1,900	78,470
National Western Life Group, Inc. - Class A	1,900	606,480
Navigators Group, Inc.	19,666	1,358,921
NBT Bancorp, Inc.	5,400	207,252
Nelnet, Inc. - Class A1	6,700	383,039
Nicolet Bankshares, Inc.*	1,765	96,210
NMI Holdings, Inc. - Class A*	11,400	258,210
Northeast Bancorp	2,410	52,297
Northrim BanCorp, Inc.	3,320	137,946
Northwest Bancshares, Inc.	20,108	348,271
Norwood Financial Corp.[1]	900	35,244
OceanFirst Financial Corp.	11,509	313,275
OFG Bancorp[1]	17,700	285,855
Old Line Bancshares, Inc.	1,300	41,132
Old National Bancorp	33,566	647,824
Old Point Financial Corp.	861	25,744
Old Second Bancorp, Inc.	11,600	179,220
On Deck Capital, Inc.*	13,500	102,195
Oppenheimer Holdings, Inc. - Class A	5,300	167,480
Opus Bank[1]	2,400	65,760
Oritani Financial Corp.	8,152	126,764
Orrstown Financial Services, Inc.	2,733	65,045
Pacific Premier Bancorp, Inc.*1	5,778	214,942
Park National Corp.	2,100	221,676
Parke Bancorp, Inc.	3,194	71,705
Peapack Gladstone Financial Corp.	3,895	120,317
Peoples Bancorp, Inc.	1,800	63,054
Pinnacle Financial Partners, Inc.[1]	6,523	392,358
Piper Jaffray Cos.	6,200	473,370
PRA Group, Inc.*1	7,250	261,000
Preferred Bank/Los Angeles CA1	3,900	228,150
Premier Financial Bancorp, Inc.	4,912	90,823
Primerica, Inc.[1]	2,200	265,210
ProAssurance Corp.	3,500	164,325
Protective Insurance Corp.	7,000	160,650
Provident Financial Holdings, Inc.	4,300	78,690
Provident Financial Services, Inc.	14,800	363,340
RE/MAX Holdings, Inc. - Class A	1,300	57,655
Ready Capital Corp.[1]	5,600	93,240
Regional Management Corp.*	7,200	207,576
Renasant Corp.	13,203	544,096
Riverview Bancorp, Inc.	12,348	109,156
RLI Corp.[1]	4,200	330,036
S&T Bancorp, Inc.	10,016	434,294
Safety Insurance Group, Inc.	6,550	586,880
Sandy Spring Bancorp, Inc.	4,031	158,459
Seacoast Banking Corp. of Florida*1	5,375	156,950
Selective Insurance Group, Inc.	30,293	1,923,605
ServisFirst Bancshares, Inc.	4,400	172,260
Shore Bancshares, Inc.	3,600	64,152
SI Financial Group, Inc.	3,700	51,800
Sierra Bancorp	6,600	190,740
Simmons First National Corp. - Class A	12,864	378,845
SLM Corp.*	4,900	54,635
South State Corp.	4,989	409,098
Southern First Bancshares, Inc.*	2,000	78,600
Southern National Bancorp of Virginia, Inc.	3,504	56,765
Southside Bancshares, Inc.	6,366	221,537
State Auto Financial Corp.	15,545	474,744
State Bank Financial Corp.	7,500	226,350
Sterling Bancorp	50,696	1,115,312
Stewart Information Services Corp.	7,280	327,673
Stifel Financial Corp.[1]	12,150	622,809
Stock Yards Bancorp, Inc.	3,150	114,345
Summit Financial Group, Inc.	4,001	92,863
TCF Financial Corp.	13,500	321,435
Texas Capital Bancshares, Inc.*	3,100	256,215
Third Point Reinsurance Ltd.*	14,300	185,900
Timberland Bancorp, Inc.	4,878	152,389
Tiptree, Inc.	8,100	53,055
Tompkins Financial Corp.	2,729	221,568
Towne Bank/Portsmouth VA	5,392	166,343

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2018

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
TriCo Bancshares	4,525	$174,755
TriState Capital Holdings, Inc.*	6,900	190,440
Triumph Bancorp, Inc.*	3,800	145,160
TrustCo Bank Corp. NY	19,200	163,200
Trustmark Corp.	20,750	698,237
Two River Bancorp	1,890	32,773
Umpqua Holdings Corp.[1]	26,924	560,019
Union Bankshares Corp.	14,727	567,431
United Bankshares, Inc.	4,341	157,795
United Community Banks, Inc.[1]	16,200	451,818
United Community Financial Corp.	40,760	394,149
United Financial Bancorp, Inc.	7,289	122,674
United Fire Group, Inc.	16,270	826,028
United Insurance Holdings Corp.	3,006	67,274
Unity Bancorp, Inc.	1,903	43,579
Universal Insurance Holdings, Inc.	13,760	668,048
Univest Corp. of Pennsylvania	11,230	297,033
Veritex Holdings, Inc.*	5,400	152,604
Virtus Investment Partners, Inc.	1,100	125,125
Waddell & Reed Financial, Inc. - Class A1	17,600	372,768
Walker & Dunlop, Inc.[1]	9,700	512,936
Washington Federal, Inc.	28,200	902,400
Washington Trust Bancorp, Inc.[1]	1,900	105,070
Waterstone Financial, Inc.	8,924	153,047
Webster Financial Corp.	3,340	196,926
WesBanco, Inc.	13,449	599,556
West Bancorporation, Inc.	2,220	52,170
Westamerica Bancorporation[1]	4,300	258,688
Western New England Bancorp, Inc.	13,581	146,675
Wintrust Financial Corp.	12,000	1,019,280
WMIH Corp.*	135,689	188,608
World Acceptance Corp.*1	2,400	274,464
WSFS Financial Corp.	6,559	309,257
		77,022,660
INDUSTRIAL – 16.9%
AAON, Inc.	6,100	230,580
AAR Corp.	19,400	929,066
Actuant Corp. - Class A1	4,900	136,710
Aegion Corp.*	16,389	415,953
Aerovironment, Inc.*1	4,400	493,548
Air Transport Services Group, Inc.*	22,500	483,075
Alamo Group, Inc.	3,900	357,279
Alarm.com Holdings, Inc.*1	6,200	355,880
Albany International Corp. - Class A1	5,000	397,500
Allied Motion Technologies, Inc.	5,206	283,363
American Railcar Industries, Inc.[1]	2,600	119,860
ArcBest Corp.[1]	15,600	757,380
Argan, Inc.	2,400	103,200
Armstrong Flooring, Inc.*	8,200	148,420
Astec Industries, Inc.	3,497	176,284
Atlas Air Worldwide Holdings, Inc.*	15,850	1,010,437
AVX Corp.	14,300	258,115
AZZ, Inc.	5,000	252,500
Barnes Group, Inc.	13,600	966,008
Bel Fuse, Inc. - Class B	2,780	73,670
Belden, Inc.[1]	1,200	85,692
Benchmark Electronics, Inc.	23,800	556,920
Boise Cascade Co.	4,100	150,880
Brady Corp. - Class A	5,300	231,875
Briggs & Stratton Corp.	23,800	457,674
BWX Technologies, Inc.[1]	3,700	231,398
Caesarstone Ltd.[1]	3,500	64,925
Casella Waste Systems, Inc. - Class A*	9,400	291,964
CECO Environmental Corp.	15,400	121,352
Chart Industries, Inc.*1	9,200	720,636
Chase Corp.	800	96,120
Columbus McKinnon Corp.	8,300	328,182
Comfort Systems USA, Inc.	4,700	265,080
Continental Building Products, Inc.*	1,700	63,835
Control4 Corp.*1	5,900	202,547
Costamare, Inc.[1]	13,200	85,668
Covenant Transportation Group, Inc. - Class A*	6,842	198,829
CSW Industrials, Inc.*	1,760	94,512
Cubic Corp.	9,200	672,060
Curtiss-Wright Corp.[1]	7,200	989,424
CyberOptics Corp.*	5,300	107,060
DHT Holdings, Inc.[1]	28,900	135,830
Dorian LPG Ltd.*	11,271	89,830
Ducommun, Inc.*	8,022	327,618
DXP Enterprises, Inc.*	1,000	40,070
Eastern Co.	2,500	71,000
Echo Global Logistics, Inc.*1	13,800	427,110
Electro Scientific Industries, Inc.*1	6,850	119,533
EMCOR Group, Inc.	7,500	563,325
Encore Wire Corp.	7,400	370,740
EnPro Industries, Inc.	600	43,758
ESCO Technologies, Inc.	2,900	197,345
Esterline Technologies Corp.*	7,240	658,478
Fabrinet*	8,600	397,836
FARO Technologies, Inc.*	3,900	250,965
Federal Signal Corp.	21,000	562,380
FreightCar America, Inc.	4,700	75,529
GasLog Ltd.	14,700	290,325

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2018

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
GATX Corp.[1]	18,640	$1,614,038
Gencor Industries, Inc.*	3,700	44,585
Generac Holdings, Inc.*1	3,900	219,999
General Finance Corp.*	11,400	181,830
Gibraltar Industries, Inc.*1	16,950	772,920
Global Brass & Copper Holdings, Inc.	2,200	81,180
Granite Construction, Inc.[1]	6,005	274,428
Greenbrier Cos., Inc.[1]	16,800	1,009,680
Greif, Inc. - Class A1	8,900	477,574
Griffon Corp.	21,330	344,479
Harsco Corp.*	18,200	519,610
Haynes International, Inc.	5,100	181,050
Heritage-Crystal Clean, Inc.*	3,300	70,455
Hornbeck Offshore Services, Inc.*1	17,400	102,312
Hub Group, Inc. - Class A*	11,500	524,400
Hurco Cos., Inc.	3,502	157,940
Hyster-Yale Materials Handling, Inc.	2,680	164,900
IES Holdings, Inc.*	7,900	154,050
II-VI, Inc.*	7,870	372,251
International Seaways, Inc.*1	4,800	96,096
Intevac, Inc.*	8,300	43,160
Itron, Inc.*1	2,300	147,660
Kadant, Inc.	6,990	753,871
Kaman Corp.	2,000	133,560
KapStone Paper and Packaging Corp.	11,100	376,401
KBR, Inc.	18,400	388,792
KEMET Corp.*	11,000	204,050
Kennametal, Inc.[1]	2,200	95,832
Kimball Electronics, Inc.*	16,200	318,330
Kirby Corp.*1	1,800	148,050
KLX, Inc.*	10,700	671,746
Knowles Corp.*	8,900	147,918
Lawson Products, Inc.*	1,646	55,799
LB Foster Co. - Class A*	4,500	92,475
Louisiana-Pacific Corp.	5,060	134,039
LSB Industries, Inc.*1	9,300	90,954
LSI Industries, Inc.	9,100	41,860
Lydall, Inc.*	3,238	139,558
Marten Transport Ltd.	24,900	524,145
MasTec, Inc.*	5,744	256,470
Matson, Inc.	6,100	241,804
Moog, Inc. - Class A	5,600	481,432
MSA Safety, Inc.	2,400	255,456
Mueller Water Products, Inc. - Class A	6,901	79,431
Multi-Color Corp.[1]	2,138	133,091
Myers Industries, Inc.	4,500	104,625
MYR Group, Inc.*	5,100	166,464
National Presto Industries, Inc.[1]	2,200	285,230
NN, Inc.	7,800	121,680
Novanta, Inc.*	1,350	92,340
NV5 Global, Inc.*	1,800	156,060
Olympic Steel, Inc.	8,499	177,374
Orion Group Holdings, Inc.*	22,200	167,610
PAM Transportation Services, Inc.*	3,006	195,661
Park Electrochemical Corp.	5,200	101,348
Park-Ohio Holdings Corp.	2,500	95,875
Patrick Industries, Inc.*	4,540	268,768
PGT Innovations, Inc.*	8,900	192,240
Plexus Corp.*	7,000	409,570
Powell Industries, Inc.	4,200	152,292
Primoris Services Corp.[1]	6,800	168,776
Quanex Building Products Corp.[1]	9,600	174,720
Raven Industries, Inc.	1,800	82,350
Regal Beloit Corp.	5,900	486,455
Rexnord Corp.*	8,800	271,040
Saia, Inc.*	9,600	733,920
Sanmina Corp.*	29,990	827,724
Ship Finance International Ltd.[1]	16,765	233,034
SPX Corp.*	7,900	263,149
SPX FLOW, Inc.*1	5,800	301,600
Standex International Corp.	500	52,125
Sterling Construction Co., Inc.*	8,700	124,584
Stoneridge, Inc.*	7,500	222,900
Synalloy Corp.	2,600	59,410
SYNNEX Corp.	6,400	542,080
Tech Data Corp.*1	9,025	645,919
Teekay Corp.[1]	8,200	55,268
Teledyne Technologies, Inc.*	4,400	1,085,392
Terex Corp.[1]	13,400	534,794
Tetra Tech, Inc.[1]	11,850	809,355
TimkenSteel Corp.*	6,100	90,707
TopBuild Corp.*1	12,600	715,932
Transcat, Inc.*	5,141	117,472
Tredegar Corp.	18,192	393,857
Trex Co., Inc.*1	11,400	877,572
TriMas Corp.*	8,300	252,320
Trinseo S.A.	2,700	211,410
Triumph Group, Inc.[1]	12,900	300,570
TTM Technologies, Inc.*	57,544	915,525
Tutor Perini Corp.*1	24,300	456,840
U.S. Concrete, Inc.*1	900	41,265
Ultralife Corp.*	5,000	40,750
Universal Forest Products, Inc.	19,650	694,234
USA Truck, Inc.*	1,500	30,345

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2018

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Vishay Intertechnology, Inc.[1]	41,750	$849,612
Vishay Precision Group, Inc.*	13,900	519,860
VSE Corp.	4,900	162,337
Watts Water Technologies, Inc. - Class A	3,400	282,200
Werner Enterprises, Inc.	13,600	480,760
Willis Lease Finance Corp.*	3,500	120,785
Xerium Technologies, Inc.*	4,807	64,702
XPO Logistics, Inc.*	10,912	1,245,823
ZAGG, Inc.*	5,160	76,110
		51,209,514
TECHNOLOGY – 6.0%
3D Systems Corp.*1	17,500	330,750
Agilysys, Inc.*	4,700	76,610
Allscripts Healthcare Solutions, Inc.*	6,400	91,200
Alpha & Omega Semiconductor Ltd.*	13,650	158,749
Amkor Technology, Inc.*	57,700	426,403
AXT, Inc.*	16,150	115,473
Benefitfocus, Inc.*1	1,100	44,495
Brooks Automation, Inc.[1]	19,100	669,073
Cabot Microelectronics Corp.[1]	1,800	185,706
CACI International, Inc. - Class A*1	11,800	2,172,970
Cohu, Inc.[1]	15,294	383,879
Convergys Corp.	27,200	645,728
Cree, Inc.*1	23,400	886,158
CSG Systems International, Inc.	1,700	68,238
CTS Corp.	10,900	373,870
Cypress Semiconductor Corp.[1]	11,553	167,403
Digi International, Inc.*	12,600	169,470
Diodes, Inc.*	22,700	755,683
DSP Group, Inc.*	11,400	135,660
Ebix, Inc.[1]	7,770	614,995
Electronics For Imaging, Inc.*	4,300	146,544
Engility Holdings, Inc.*1	5,606	201,760
Entegris, Inc.	5,150	149,093
Evolent Health, Inc. - Class A*1	10,100	286,840
ExlService Holdings, Inc.*1	3,410	225,742
Five9, Inc.*	2,700	117,963
FormFactor, Inc.*1	22,436	308,495
Glu Mobile, Inc.*	11,300	84,185
InnerWorkings, Inc.*1	4,400	34,848
Insight Enterprises, Inc.*	16,900	914,121
inTEST Corp.*	12,300	95,325
Key Tronic Corp.*	7,700	58,905
Kulicke & Soffa Industries, Inc.	38,000	905,920
Manhattan Associates, Inc.*1	1,300	70,980
ManTech International Corp. - Class A	15,280	967,224
Mercury Systems, Inc.*	2,700	149,364
MKS Instruments, Inc.	2,700	216,405
Monotype Imaging Holdings, Inc.	8,000	161,600
MTS Systems Corp.	1,800	98,550
NantHealth, Inc.*	27,300	42,861
NetScout Systems, Inc.*	10,800	272,700
NetSol Technologies, Inc.*	6,082	40,141
Omnicell, Inc.*1	1,500	107,850
OneSpan, Inc.*	6,900	131,445
PAR Technology Corp.*1	3,200	71,104
Photronics, Inc.*	41,100	404,835
QAD, Inc. - Class A1	2,400	135,960
Qualys, Inc.*1	700	62,370
Richardson Electronics Ltd./United States	3,900	34,203
Rudolph Technologies, Inc.*	6,470	158,191
SecureWorks Corp. - Class A*	3,200	46,880
Stratasys Ltd.*1	5,800	134,038
Sykes Enterprises, Inc.*	11,797	359,691
Syntel, Inc.*	4,500	184,410
Tabula Rasa HealthCare, Inc.*1	1,500	121,785
Take-Two Interactive Software, Inc.*	1,000	137,990
TiVo Corp.[1]	17,460	217,377
TransAct Technologies, Inc.	3,400	48,960
Ultra Clean Holdings, Inc.*1	3,150	39,533
Unisys Corp.*1	15,800	322,320
Verint Systems, Inc.*1	1,800	90,180
Virtusa Corp.*	6,100	327,631
Wesco Aircraft Holdings, Inc.*	13,000	146,250
Xcerra Corp.*	11,800	168,386
Yext, Inc.*	3,800	90,060
Zebra Technologies Corp. - Class A*	1,000	176,830
Zynga, Inc. - Class A*	117,300	470,373
		18,210,731
UTILITIES – 0.1%
Ameresco, Inc. - Class A*	19,413	264,988
PICO Holdings, Inc. *	2,900	36,395
		301,383
TOTAL COMMON STOCKS
(Cost $199,608,474)		289,510,623

PREFERRED STOCKS – 0.0%
DIVERSIFIED – 0.0%
Steel Partners Holdings LP
6.00%, 2/7/2026[2]	2,291	52,464

TOTAL PREFERRED STOCKS
(Cost $49,880)		52,464

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2018

	Principal Amount	Value
CORPORATE BONDS – 0.0%
INDUSTRIAL – 0.0%
Mueller Industries, Inc.
6.00%, 3/1/2027[2]	$22,000	$21,301

TOTAL CORPORATE BONDS
(Cost $22,000)		21,301

	Number of Shares
EXCHANGE-TRADED FUNDS – 0.3%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares - ETF[1]	12,800	507,008
Direxion Daily Small Cap Bull 3X Shares - ETF[1]	1,100	98,461
SPDR S&P Oil & Gas Equipment & Services ETF[1]	18,200	304,304

TOTAL EXCHANGE-TRADED FUNDS
(Cost $793,027)		909,773

RIGHTS – 0.0%
BASIC MATERIALS – 0.0%
A Schulman, Inc.*	8,650	—

FINANCIAL – 0.0%
First Eagle Holdings, Inc.*	8,200	—

TOTAL RIGHTS
(Cost $—)		—

	Number of Shares	Value
MONEY MARKET INVESTMENTS – 23.4%
Blackrock Liquidity Funds FedFund Portfolio - Class Institutional, 2.09%[3,4]	1,190,986	$1,190,986
Federated Treasury Obligations Fund - Class Institutional, 1.85%[3,5]	14,554,359	14,554,359
Invesco Government & Agency Portfolio - Class Institutional, 2.12%[3,4]	55,047,372	55,047,372

TOTAL MONEY MARKET INVESTMENTS
(Cost $70,792,717)		70,792,717

TOTAL INVESTMENTS – 119.2%
(Cost $271,266,098)		361,286,878

Liabilities less other assets – (19.2)%		(58,267,017)

TOTAL NET ASSETS – 100.0%		$303,019,861

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $54,840,593 at September 30, 2018.

[2]	Callable.

[3]	Variable rate security; the rate shown represents the 7-day yield as of September 30, 2018.

[4]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $56,238,358 at September 30, 2018.

[5]	All or a portion of this security is segregated as collateral for option contracts. Total collateral had a fair value of $5,000,000 at September 30, 2018.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of September 30, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	12.3%
Retail	7.3%
Insurance	7.3%
Oil & Gas	6.3%
Commercial Services	4.8%
Electronics	3.0%
Savings & Loans	2.8%
Diversified Financial Services	2.7%
Transportation	2.7%
Oil & Gas Services	2.6%
Aerospace/Defense	2.4%
Computers	2.4%
Semiconductors	2.2%
Healthcare-Services	2.1%
Healthcare-Products	1.9%
Pharmaceuticals	1.8%
Food	1.6%
Miscellaneous Manufacturing	1.5%
Telecommunications	1.5%
Engineering & Construction	1.5%
Chemicals	1.4%
Apparel	1.4%
Building Materials	1.4%
Software	1.4%
Machinery-Diversified	1.3%
Distribution/Wholesale	1.3%
Media	1.2%
Home Builders	1.1%
Entertainment	1.1%
Iron/Steel	1.0%
Biotechnology	1.0%
Trucking & Leasing	1.0%
Auto Parts & Equipment	1.0%
Leisure Time	0.9%
Internet	0.7%
Airlines	0.6%
Mining	0.6%
Forest Products & Paper	0.6%
Lodging	0.6%
Energy-Alternate Sources	0.5%
Household Products/Wares	0.4%
Environmental Control	0.4%
Electrical Components & Equipment	0.4%
Metal Fabricate/Hardware	0.4%
Machinery-Construction & Mining	0.4%
Packaging & Containers	0.3%
Textiles	0.3%
Real Estate	0.2%
Home Furnishings	0.2%
Storage/Warehousing	0.2%
Auto Manufacturers	0.2%
Hand/Machine Tools	0.2%
Coal	0.2%
Beverages	0.2%
Agriculture	0.1%
Office Furnishings	0.1%
Electric	0.1%
Cosmetics/Personal Care	0.1%
Pipelines	0.1%
REITS	0.1%
Office/Business Equipment	0.1%
Investment Companies	0.0%[1]
Advertising	0.0%[1]
Water	0.0%[1]
Housewares	0.0%[1]
Total Common Stocks	95.5%
Preferred Stocks	0.0%
Corporate Bonds
Metal Fabricate/Hardware	0.0%
Total Corporate Bonds	0.0%
Exchange-Traded Funds	0.3%
Rights	0.0%
Money Market Investments	23.4%
Total Investments	119.2%
Liabilities less other assets	(19.2)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2018

ASSETS
Investments in securities, at value (cost $271,266,098)	$361,286,878	(1)
Cash held by broker for option contracts	319,289
Receivables:
Securities sold	272,485
Fund shares issued	25,392
Dividends and interest	196,720
Securities lending income	8,030
Prepaid expenses and other assets	35,827
Total assets	362,144,621

LIABILITIES
Collateral due to broker for securities loaned	56,238,358
Payables:
Securities purchased	2,202,920
Fund shares redeemed	482,755
Due to Trustees	4,350
Due to Adviser	113,535
Fund accounting and administration fees and expenses	13,380
Transfer agent fees	11,519
Custody fees	19,378
Accrued other expenses	38,565
Total liabilities	59,124,760

NET ASSETS	$303,019,861

COMPONENTS OF NET ASSETS
Paid-in-capital	$192,804,170
Total distributable earnings	110,215,691
NET ASSETS	$303,019,861

Shares outstanding, no par value (unlimited shares authorized)	14,332,600

Net asset value, offering and redemption price per share	$21.14

(1)	Includes securities on loan of $54,840,593 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2018

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $435)	$3,781,451
Securities lending income	214,902
Interest	171,032
Total investment income	4,167,385

Expenses
Investment advisory fees	1,559,059
Fund accounting and administration fees and expenses	163,280
Transfer agent fees	104,724
Custody fees	50,168
Professional fees	47,000
Registration fees	45,444
Shareholder reporting fees	25,686
Insurance fees	8,919
Trustees' fees and expenses	8,700
Miscellaneous expenses	5,524
Interest expense	357
Total expenses	2,018,861
Expenses waived by the Adviser	(147,633)
Net expenses	1,871,228
Net investment income	2,296,157

Net Realized and Unrealized Gain on Investments and Purchased Options Contracts
Net realized gain on:
Investments	22,012,586
Purchased option contracts	319,646
Net realized gain	22,332,232
Net change in unrealized appreciation on investments	1,602,390
Net realized and unrealized gain on investments and purchased options contracts	23,934,622

Net Increase in Net Assets from Operations	$26,230,779

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
INCREASE IN NET ASSETS FROM
Operations
Net investment income	$2,296,157	$1,811,332
Net realized gain on investments and purchased options contracts	22,332,232	7,761,265
Net change in unrealized appreciation on investments	1,602,390	39,793,128
Net increase resulting from operations	26,230,779	49,365,725

Distributions to Shareholders
Distributions[1]	(3,582,770)	—
From net investment income		(1,770,699)
Net decrease resulting from distributions	(3,582,770)	(1,770,699)

Capital Transactions
Proceeds from shares issued	30,302,326	39,098,119
Reinvestment of distributions	3,575,982	1,766,811
Cost of shares redeemed	(55,266,923)	(47,921,627)
Net decrease resulting from capital transactions	(21,388,615)	(7,056,697)

Total increase in net assets	1,259,394	40,538,329

Net Assets
Beginning of year	301,760,467	261,222,138
End of year[2]	$303,019,861	$301,760,467

Capital Share Activity
Shares issued	1,481,310	2,140,587
Shares reinvested	175,290	94,262
Shares redeemed	(2,648,720)	(2,606,935)
Net decrease in capital shares	(992,120)	(372,086)

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.

[2]

End of year net assets includes accumulated undistributed net investment income of $166,016 for the year ended September 30, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014
Net asset value, beginning of year	$19.69	$16.64	$14.98	$15.32	$14.89
Income from Investment Operations:
Net investment income	0.15	0.12	0.14	0.16	0.10
Net realized and unrealized gain (loss) on investments	1.54	3.04	1.65	(0.32)	0.89
Total from investment operations	1.69	3.16	1.79	(0.16)	0.99

Less Distributions:
From net investment income	(0.16)	(0.11)	(0.13)	(0.14)	(0.08)
From net realized gain	(0.08)	—	—	(0.04)	(0.48)
Total distributions	(0.24)	(0.11)	(0.13)	(0.18)	(0.56)

Net asset value, end of year	$21.14	$19.69	$16.64	$14.98	$15.32

Total return	8.62%	19.06%	12.01%	(1.10%)	6.70%

Ratios and Supplemental Data
Net assets, end of year (in thousands)	$303,020	$301,760	$261,222	$190,102	$161,458

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.65%[1]	0.66%	0.68%	0.69%	0.72%
After fees reimbursed by the Adviser	0.60%[1]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.69%	0.58%	0.84%	0.91%	0.52%
After fees reimbursed by the Adviser	0.74%	0.64%	0.92%	1.00%	0.64%

Portfolio turnover rate	46%	42%	39%	34%	16%

[1]	Ratio of interest expense to average net assets was less than 0.005%.

See accompanying Notes to Financial Statements.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS
As of September 30, 2018

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB"), Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of September 30, 2018:

	Level 1	Level 2	Level 3**		Total
Investments in Securities
Common Stocks*
Basic Materials	$11,144,444	$—	$—		$11,144,444
Communications	10,415,662	—	—		10,415,662
Consumer, Cyclical	49,374,344	63,429	—		49,437,773
Consumer, Non-Cyclical	42,654,206	—	—		42,654,206
Energy	29,114,250	—	—		29,114,250
Financial	77,022,660	—	—		77,022,660
Industrial	51,209,514	—	—		51,209,514
Technology	18,210,731	—	—		18,210,731
Utilities	301,383	—	—		301,383
Preferred Stocks
Diversified	52,464	—	—		52,464
Corporate Bonds*
Industrial	—	21,301	—		21,301
Exchange-Traded Funds	909,773	—	—		909,773
Rights	—	—	—	**	—
Money Market Investments	70,792,717	—	—		70,792,717
Total Investments in Securities	$361,202,148	$84,730	$—		$361,286,878

*	All corporate bonds held in the Fund are classified as Level 2 securities.

**	The adviser valued these holdings at $0 as of September 30, 2018.

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount over the life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2018

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2015-2018), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At September 30, 2018, the value of securities loaned by the Fund was $54,840,593 and the Fund received cash collateral of $56,238,358. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option contracts – An option is an agreement whereby for a premium or fee, one party gains the right to buy (or sell) the underlying asset from the other party at a specified price on or after a specified date. The Fund may lose the value of the premium paid if the underlying asset does not change in price sufficiently and the Fund chooses not to exercise the option before it expires. The Fund may buy options on individual equities as a potentially cost effective way to gain exposure to these securities and possibly acquire or dispose of the underlying securities. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost effective way to gain exposure to these indexes.

(g)

Asset Coverage for Options Positions – The Fund is required to deposit and maintain margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2018

or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. At September 30, 2018, such collateral is denoted in the Fund’s Schedule of Investments.

(h)

Derivatives and Hedging requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effects on the Fund's financial position, performance and cash flows. As of September 30, 2018, the Fund had no open derivative instruments. The limited use of derivatives by the Fund during the 2018 fiscal year was related to purchased equity options and resulted in a net realized gain of $319,646, which is reflected on the Statement of Operations. The Fund had purchased option transactions during the year ended September 30, 2018, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

(i)

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets until January 31, 2020. For year ended September 30, 2018, the Fund accrued $1,559,059 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $147,633.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of September 30, 2018, reimbursements that may potentially be made by the Fund to the Adviser total $485,805, which expire as follows:

September 30, 2019	$178,371
September 30, 2020	$159,801
September 30, 2021	$147,633

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund's fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund's custodian. UMB Distribution Services, LLC, an affiliate of UMBFS, serves as the Fund's distributor. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2018

4. Federal Income Tax Information

At September 30, 2018, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$271,968,134
Gross Unrealized Appreciation	$95,282,001
Gross Unrealized Depreciation	(5,963,257)
Net Unrealized Appreciation	$89,318,744

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2018, permanent differences in book and tax accounting, primarily due to equalization, have been reclassified between paid-in-capital, accumulated undistributed net investment income (loss) and accumulated net realized gain (loss) as follows:

Increase (Decrease)
Paid-in- Capital	Accumulated Undistributed Net Investment Income	Accumulated Undistributed Net Realized Gain on Investments
$ 1,863,685	$ 22,916	$ (1,866,601)

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$141,202
Undistributed Long-term Gains	20,764,888
Accumulated Capital and Other Losses	(9,143)
Unrealized Appreciation on Investments	89,318,744
Total Distributable Earnings	$110,215,691

The tax character of distributions paid during the fiscal years ended September 30, 2018 and September 30, 2017 were as follows:

	September 30, 2018	September 30, 2017
Distributions Paid From:
Ordinary Income	$2,383,207	$1,770,699
Long-term Capital Gains	1,199,563	—
Total Distributions	$3,582,770	$1,770,699

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2018

5. Investment Transactions

For the year ended September 30, 2018, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 136,471,494	$ 163,021,724

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7. New Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements which includes additional disclosure requirements regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019 but allowed for immediate adoption of these provisions. Management elected to early adopt only those provisions related to the elimination of certain disclosures and is currently evaluating the impact that ASU 2018-13 will have on the Fund's financial statements and related disclosures for the remaining provisions.

8. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Vericimetry U.S. Small Cap Value Fund and
Board of Trustees of Vericimetry Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vericimetry Funds comprising Vericimetry U.S. Small Cap Value Fund (the “Fund”) as of September 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers or by other auditing procedures as appropriate in the circumstances. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 21, 2018

Vericimetry Funds

EXPENSE EXAMPLE
For the Six Months Ended September 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2018	Ending account value September 30, 2018	Expenses paid during the period ended September 30, 2018*
Actual Example	$ 1,000.00	$ 1,073.10	$ 3.12
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,021.99	3.04

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).

Vericimetry Funds

OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Tax Information

For the year ended September 30, 2018, the Fund designates $1,199,563 as a 20% rate gain distribution for purposes of the dividends paid deduction.

For the year ended September 30, 2018, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended September 30, 2018, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Vericimetry Funds

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting held on September 28, 2018 (the “Meeting”), the Board of Trustees (“Board”), including a majority of the independent trustees, met to consider, among other matters, the renewal of the investment management agreement (the “Investment Management Agreement”) between the Adviser and the Fund.

In considering the renewal of the Investment Management Agreement, the Board considered written and oral responses provided by the Adviser to an information request letter submitted by Fund Counsel.

The Board specifically evaluated information provided in relation to the approval of the Investment Management Agreement including details about: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) the management fee and expense ratio of the Fund; (v) potential fall-out benefits to the Adviser from its relationship to the Fund; and (vi) other general information about the Adviser.

The Board reviewed the background information of the Adviser’s key investment personnel, taking into consideration their education and financial industry experience. The Board discussed the Adviser’s investment process and expressed its satisfaction with the Adviser’s risk management process. The Board noted that the Fund outperformed its benchmark, the Russell 2000 Value Index, for the One-Year and Since Inception periods, as well as the average and median performance for the Morningstar Small Cap Value Category (the “Peer Group”). The Board concluded that the Adviser should continue to provide high quality services to the Fund for the benefit of the shareholders.

The Board compared the Fund’s investment advisory fee and expense ratio to investment advisory fees and expense ratios of the Peer Group. The Board noted that the Fund’s investment advisory fee of 0.50% was lower than the Peer Group average and median of 0.82%, and the Fund’s gross expense ratio of 0.670% and net expense ratio of 0.610% was lower than the average (1.129%) and median (1.120%) expense ratios of the Peer Group. The Board also noted the advisory fee waiver structure in effect for the Fund. The Board, upon reviewing the rationale for the Fund’s operating expense ratio, agreed that the fees selected were appropriate and reasonable in relation to the services to be provided. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

In terms of potential “fall out” benefits to the Adviser from its relationship to the Fund, the Board noted that the Adviser does not engage in the use of soft dollars. The Board discussed economies of scale, noting that no such economies of scale were achieved at this point given the low asset base of the Fund. The Board agreed that the matter of economies of scale would be revisited at the next renewal of the advisory agreement and as the Fund’s size increases.

The Board then concluded its evaluation of the nature, extent and quality of the services to be provided to the Fund and without assigning particular weight to any single conclusion, approved the renewal of the Investment Management Agreement for the Fund.

Vericimetry Funds

TRUSTEES AND OFFICERS
September 30, 2018 (Unaudited)

Interested Trustee and Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Mendel Fygenson, Ph.D.(2) 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 61	Chairman, President, Secretary, & Trustee	Trustee since March 2016. Other positions since April 2016.	Professor, University of Southern California (1995 – Present); Consultant, Divine Analytics (2008 – Present); Chief Executive Officer, Vericimetry Advisors LLC (2014 – Present).	1	None
Independent Trustees
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Brian K. Wing 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 51	Trustee	Since August 2013.	Senior Vice President and Chief Financial Officer, Ryan LLC (tax services firm), Dallas, Texas (May 2016 – Present); Chief Financial Officer, HYLA Mobile, Irving, Texas (2013 – 2015); Chief Financial Officer, Treasurer and Senior Vice President (Operations), Consolidated Electrical Distributors, Inc., Irving, Texas (2009 – 2013); Executive Vice President, Corporate Development, MGA Entertainment, Inc., Van Nuys, California (2008 – 2009).	1	None
Chad Lasdon 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 39	Trustee	Since March 2016.	Vice President and Relationship Manager, Bank of the West (2013 – 2016); Senior Vice President – Capital Markets, BentleyForbes (2008 – 2013).	1	None
Paul Karapetian 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 41	Trustee	Since March 2016.	Senior Vice President, IDS Real Estate Group (2006 – Present).	1	None

Vericimetry Funds

TRUSTEES AND OFFICERS (Continued)
September 30, 2018 (Unaudited)

Officers
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen
Christopher Thomas 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 61	Chief Compliance Officer	Since September, 2014.	Chief Compliance Officer (2014 – present); Chief Compliance Officer, First Pacific Advisors, LLC, (2005 – 2014), Vice President, Controller, Fund Assistant Treasurer, First Pacific Advisors, LLC, (1995 – 2005).	1
Michael Thill 235 W. Galena Street, Milwaukee, WI 53212 Age: 40	Treasurer	Since October 2017.	Lead Administrator and Officer (2007 – present) and other positions (2000 – 2007) at UMB Fund Services, Inc.	1

(1)	Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

(2)	Dr. Fygenson is considered an interested Trustee of the Trust, within the meaning of the 1940 Act, because of his affiliation with Vericimetry.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visit www.vericimetryfunds.com.

This page intentionally left blank.

Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2. Code of Ethics.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of this code of ethics is attached hereto as an Exhibit.

There were no substantive amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description. The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. Brian Wing is an audit committee financial expert serving on its audit committee and that Mr. Wing is independent.

Item 4. Principal Accountant Fees and Services.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below:

	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Audit Fees	$14,000	$13,500
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants. For the year ended September 30, 2018, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders.

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for the principal executive and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	November 29, 2018

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	November 29, 2018